Property and Equipment - Summary of Detailed Information about Property, Plant and Equipment (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	R$ 15,043	R$ 16,412
Ending Balance	14,294	15,043
Fixtures and fittings stuffs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	3,670	2,995
Ending Balance	R$ 3,976	R$ 3,670
Annual depreciation rate - %	10.00%	10.00%
Improvements in properties of third parties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	R$ 9,064	R$ 10,783
Ending Balance	R$ 7,635	R$ 9,064
Improvements in properties of third parties [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate - %	10.00%	10.00%
Improvements in properties of third parties [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate - %	20.00%	20.00%
Computers and peripherals improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	R$ 538	R$ 647
Ending Balance	R$ 1,056	R$ 538
Annual depreciation rate - %	20.00%	20.00%
Equipaments and tools [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	R$ 910	R$ 1,202
Ending Balance	R$ 838	R$ 910
Annual depreciation rate - %	10.00%	10.00%
Work of arts and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	R$ 861	R$ 785
Ending Balance	789	861
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	74,008	66,341
Aquisitions	2,453	2,015
Foreign Exchange variations of property and equipment abroad	1,883	5,652
Ending Balance	78,344	74,008
Gross carrying amount [member] | Fixtures and fittings stuffs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	10,465	9,003
Aquisitions	1,155	1,462
Foreign Exchange variations of property and equipment abroad	0	0
Ending Balance	11,620	10,465
Gross carrying amount [member] | Improvements in properties of third parties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	46,895	42,534
Aquisitions	666	0
Foreign Exchange variations of property and equipment abroad	1,463	4,361
Ending Balance	49,024	46,895
Gross carrying amount [member] | Computers and peripherals improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	5,802	5,560
Aquisitions	577	242
Foreign Exchange variations of property and equipment abroad	0	0
Ending Balance	6,379	5,802
Gross carrying amount [member] | Equipaments and tools [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	9,985	8,459
Aquisitions	127	235
Foreign Exchange variations of property and equipment abroad	420	1,291
Ending Balance	10,532	9,985
Gross carrying amount [member] | Work of arts and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	861	785
Aquisitions	(72)	76
Foreign Exchange variations of property and equipment abroad	0	0
Ending Balance	789	861
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(58,965)	(49,929)
Disposals	168
Annual depreciation	(3,417)	(3,356)
Foreign Exchange variations of property and equipment abroad	(1,839)	(5,680)
Ending Balance	(64,050)	(58,965)
Accumulated impairment [member] | Fixtures and fittings stuffs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(6,795)	(6,008)
Disposals	0
Annual depreciation	(849)	(787)
Foreign Exchange variations of property and equipment abroad	0	0
Ending Balance	(7,644)	(6,795)
Accumulated impairment [member] | Improvements in properties of third parties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(37,831)	(31,751)
Disposals	0
Annual depreciation	(2,119)	(1,580)
Foreign Exchange variations of property and equipment abroad	(1,439)	(4,500)
Ending Balance	(41,839)	(37,831)
Accumulated impairment [member] | Computers and peripherals improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(5,264)	(4,913)
Disposals	168
Annual depreciation	(227)	(351)
Foreign Exchange variations of property and equipment abroad	0	0
Ending Balance	(5,323)	(5,264)
Accumulated impairment [member] | Equipaments and tools [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(9,075)	(7,257)
Disposals	0
Annual depreciation	(222)	(638)
Foreign Exchange variations of property and equipment abroad	(397)	(1,180)
Ending Balance	(9,694)	(9,075)
Accumulated impairment [member] | Work of arts and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	0	0
Disposals	0
Annual depreciation	0	0
Foreign Exchange variations of property and equipment abroad	0	0
Ending Balance	R$ 0	R$ 0